Consolidated Statements of Changes in Equity - CAD ($) $ in Thousands	Total	Common Shares	Contributed Surplus	Retained Earnings (Deficit)	Accumulated Other Comprehensive Loss	Common Shares Common Shares	Preferred Shares Common Shares	Redemption of Class A senior preferred shares	Redemption of Class A junior preferred shares	Return of capital Class A common shares
Shareholders’ equity, opening balance at Mar. 31, 2015	$ 114,433	$ 58,245	$ 57,240	$ (1,052)	$ 0	$ 3,350	$ 54,895
Net income	26,485			26,485
Other comprehensive loss	(692)				(692)
Issuance of preferred shares	1,976	1,976					1,976
Recognition of share-based compensation	500		500
Shareholders’ equity, closing balance at Mar. 31, 2016	142,702	60,221	57,740	25,433	(692)	3,350	56,871	$ 53,144	$ 3,727	$ 3,350
Redemption of common and preferred shares								(53,144)	(3,727)	(698)
Shareholders’ equity, closing balance at Dec. 02, 2016		2,652						0	0	2,652
Shareholders’ equity, opening balance at Mar. 31, 2016	142,702	60,221	57,740	25,433	(692)	3,350	56,871	$ 53,144	$ 3,727	3,350
Net income	21,640			21,640
Other comprehensive loss	(610)				(610)
Issuance of preferred shares	101,882	101,882				101,882
Recognition of share-based compensation	3,274		3,274
Share issue costs, net of tax of $487	(1,385)	(1,385)				(1,385)
Exercise of stock options	146	146				146
Shareholders’ equity, closing balance at Mar. 31, 2017	146,168	103,295	4,074	40,101	(1,302)	103,295	0			$ 0
Net income	96,055			96,055
Other comprehensive loss	(1,822)				(1,822)
Recognition of share-based compensation	1,971		1,971
Exercise of stock options	1,238	2,800	(1,562)			2,800
Shareholders’ equity, closing balance at Mar. 31, 2018	$ 243,610	$ 106,095	$ 4,483	$ 136,156	$ (3,124)	$ 106,095	$ 0